UNIT-BASED AND NONCASH COMPENSATION - SMP Net Profits Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SMLP LTIP unit-based compensation	$ 7,550	$ 6,174	$ 4,696
SMLP LTIP | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SMLP LTIP unit-based compensation	$ 7,550	$ 6,174	$ 4,696